B6 Customer contract related balances	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
B6 Customer contract related balances

B6	Customer contract related balances

Trade receivables, customer ﬁnance, contract assets and contract liabilities
	2020	2019
Customer ﬁnance credits	3,137	3,756
Trade receivables	42,063	43,069
Contract assets	11,273	12,171
Contract liabilities	26,440	29,041

Total trade receivables include SEK 0 (127) million balance relating to associated companies and joint ventures.

Of the total Customer finance credits balance SEK 1,916 (1,494) million is current.

Revenue recognized in the period
	2020	2019
Revenue recognized in the year relating to the opening contract liability balance	20,563	23,461
Revenue recognized relating to performance obligations satisﬁed, or partially satisfied, in prior reporting periods	458	31

Revenue recognized relating to performance obligations satisfied, or partially satisfied, in prior reporting periods is a net adjustment that relates to contract modifications, retrospective price adjustments, settlement and adjustments to variable consideration based on actual measurements concluded in the year.

Note B6, cont’d.

Transaction price allocated to the remaining performance obligations
	2020	2019
Aggregate amount of transaction price allocated to unsatisﬁed, or partially unsatisﬁed, performance obligations	93,934	101,474

The company expects that the transaction price allocated to the remaining performance obligations will be converted into revenue in accordance with the following approximation: 80% in 2021, 15% in 2022 and remaining 5% in 2023 and beyond.

For information about credit risk and impairment of customer contract related balances, see note F1 “Financial risk management.”